Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	June 30,	December 31,
(in thousands)	2021	2020

Vacation, convalescence and bonus accruals	$411	$684
Employees and payroll related	524	352
Short term operating lease liabilities	210	203
Accrued expenses and other	2,080	1,499
	$3,225	$2,738